Deposits, advances and prepayments (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of deposits, advances, and prepayments current
	30 June 2026	31 December 2025
	€’000	€’000
Deposits and advances	358	341
Other prepayments	303	179
Total deposits, advances and prepayments	661	520

Schedule of deposits, advances, and prepayments non current
	30 June 2026	31 December 2025
	€’000	€’000
Indogulf Central Gas LLC	174	127
Georgia Fire & Rescue Supply	132	128
Total long-term deposits	306	255